UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Dryden Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	7/31/2008

Item 1.	Schedule of Investments

Dryden Global Total Return Fund, Inc.

Schedule of Investments

as of July 31, 2008 (Unaudited)

Principal Amount (000)		Description	Value
LONG-TERM INVESTMENTS 95.5%
Australia 0.8%
		GE Capital Australia Funding, M.T.N.,
AUD	1,240	6.00%, 4/15/15	$995,364

Brazil 1.8%
		Banco Bradesco SA, 144A,
BRL	1,000	14.80%, 1/4/10	640,043
		Cia Energetica de Sao Paulo, 144A,
	2,850	9.75%, 1/15/15	1,776,778

			2,416,821

Colombia 0.1%
		Republic of Colombia,
COP	345,000	9.85%, 6/28/27	162,595

Denmark 0.8%
		Denmark Government Bond,
DKK	5,000	4.00%, 11/15/17	995,872

Egypt 1.1%
		Egypt Treasury Bills(e),
EGP	4,050	7.65%, 9/9/08	756,089
	3,700	7.35%, 10/14/08	685,339

			1,441,428

Eurobonds 13.1%
		American International Group, Inc.,
EUR	300	4.875%, 3/15/67(d)	342,692
		Deutsche Bundesrepublik,
	160	4.00%, 1/4/18	243,423
	1,195	4.00%, 1/4/37	1,670,510
		Citigroup, Inc., M.T.N.,
	150	4.75%, 5/31/17	211,333
		Fortis Bank,
	300	6.50%, 9/29/49(d)	415,355
		French Government Bonds,
	1,445	8.50%, 4/25/23	3,146,096
	535	5.50%, 4/25/29	910,032
	2,020	5.75%, 10/25/32	3,574,488
		Goldman Sachs Group, Inc. (The),
	275	5.125%, 10/16/14	395,952
		Hellenic Republic Government Bond,
	570	4.30%, 7/20/17	849,945
		Italian Government Bonds,
	480	4.00%, 2/1/17	706,939
	970	4.50%, 2/1/18	1,474,480
	865	6.00%, 5/1/31	1,502,501
	720	4.00%, 2/1/37	932,600
		Spanish Government Bond,
	560	5.75%, 7/30/32	973,931

			17,350,277

Hungary 3.3%
		Hungary Government Bonds,
HUF	267,690	6.00%, 10/12/11	1,654,515
	60,000	7.25%, 6/12/12	383,580
	344,700	8.00%, 2/12/15	2,270,142

			4,308,237

Japan 13.9%
		Japanese Government Bonds,
JPY	578,000	1.10%, 9/20/12	5,368,405
	344,000	0.80%, 3/20/13	3,147,394
	25,500	1.80%, 9/20/16	244,950
	313,000	1.50%, 3/20/19	2,863,298
	220,200	1.90%, 12/20/23	2,019,317
	206,700	2.10%, 9/20/24	1,933,197
	249,050	1.70%, 6/20/33	2,003,384
	94,000	2.50%, 9/20/37	885,066

			18,465,011

Mexico 0.1%
		Mexican Government Bond,
MXN	1,200	10.00%, 12/5/24	129,060

Norway 0.2%
		Norwegian Government & Sovereign Bond,
NOK	1,470	5.00%, 5/15/15	289,378

Poland 2.7%
		Poland Government Bonds,
PLN	2,240	4.25%, 5/24/11	1,026,217
	5,280	6.25%, 10/24/15	2,555,326

			3,581,543

Sweden 0.4%
		Sweden Government Bond,
SEK	2,860	6.75%, 5/5/14	528,954

Turkey 2.7%
		Turkey Government Bonds,
TRY	2,000	14.00%, 1/19/11	1,575,210
	2,475	16.00%, 3/7/12	2,023,886

			3,599,096

United Kingdom 4.2%
		International Nederland Bank NV,
GBP	410	7.00%, 10/5/10	815,661
		QBE Capital Funding LP,
	200	6.857%, 7/18/49(d)	339,853
		United Kingdom Treasury Bonds,
	640	4.50%, 3/7/13	1,251,235
	195	6.00%, 12/7/28	445,396
	425	4.25%, 6/7/32	788,503
	855	4.25%, 3/7/36	1,610,434
	160	4.75%, 12/7/38	329,467

			5,580,549

United States 50.3%
Asset Backed Securities 0.8%
		Bear Stearns Asset Backed Securities Trust,
		Series 2005-HE11, Class M1,
USD	240	2.8913%, 11/25/35(d)	153,982
		HFC Home Equity Loan Asset Backed Certificates,
		Series 2007-2, Class A4,
	400	2.7581%, 7/20/36(d)	282,977
		Popular ABS Mortgage Pass-Through Trust,
		Series 2004-4, Class M1,
	400	5.181%, 9/25/34	338,875
		Saxon Asset Securities Trust,
		Series 2004-2, Class MF1,
	287	5.50%, 8/25/35	218,477

			994,311

Commercial Mortgage Backed Securities 5.5%
		Commercial Mortgage Load Trust,
		Series 2008-LS1, Class A2,
	430	6.221%, 12/10/49(d)	426,840
		Credit Suisse Mortgage Capital Certificates,
		Series 2007-C5, Class A2,
	650	5.589%, 9/15/40	631,665
		CS First Boston Mortgage Securities Corp.,
		Series 2005-C5, Class A4,
	600	5.10%, 8/15/38(d)	564,136
		CW Capital Cobalt Ltd.,
		Ser. 2007-C3, Class A3,
	400	6.015%, 5/15/46(d)	384,923
		Greenwich Capital Commercial Funding Corp.,
		Series 2005-GG5, Class A5,
	600	5.224%, 4/10/37 (d)	567,336
		Series 2007-GG9, Class A2,
	650	5.381%, 3/10/39	632,392
		JP Morgan Chase Commercial Mortgage Securities Corp.,
		Series 2005-LDP4, Class A3A1,
	545	4.871%, 10/15/42	534,773
		Series 2005-LDP5, Class A4,
	1,000	5.1793%, 12/15/44(d)	948,260
		Series 2007-LD12, Class A2,
	650	5.827%, 2/15/51	637,754
		Merrill Lynch Mortgage Trust,
		Series 2008-C1, Class A2,
	650	5.425%, 2/12/51	626,580
		Morgan Stanley Capital 1,
		Series 2005-IQ9, Class A4,
	740	4.66%, 7/15/56	699,563
		Wachovia Bank Commercial Mortgage Trust,
		Ser. 2007-C34, Class A2,
	650	5.569%, 5/15/46	631,487

			7,285,709

Corporate Bonds 26.8%
		Abbott Laboratories,
	150	6.15%, 11/30/37	148,976
		AES Corp. (The),
	250	8.00%, 10/15/17	246,250
		Affiliated Computer Services, Inc.,
	350	4.70%, 6/1/10	330,750

	Allergan, Inc.,
150	5.75%, 4/1/16	146,387
	Alliance Imaging, Inc.,
220	7.25%, 12/15/12	205,700
	Allied World Insurance Holdings Ltd.,
250	7.50%, 8/1/16	234,746
	American International Group, Inc., M.T.N.,
300	5.85%, 1/16/18 (b)	269,093
	ArcelorMittal, 144A,
250	6.125%, 6/1/18	240,076
	Ashtead Holdings PLC, 144A,
400	8.625%, 8/1/15	350,000
	AstraZeneca PLC,
250	5.40%, 9/15/12	257,090
	Axis Capital Holdings Ltd.,
400	5.75%, 12/1/14	363,697
	Bank of America Corp.,
370	5.65%, 5/1/18	345,377
	Bear Stearns Cos., Inc., (The),
200	7.25%, 2/1/18	207,908
	BHP Billiton Finance Ltd.,
480	5.40%, 3/29/17	452,309
	Blount, Inc.,
300	8.875%, 8/1/12	303,750
	Bristol-Myers Squibb Co.,
190	5.45%, 5/1/18	187,445
	Burlington North Santa Fe Corp.,
250	5.65%, 5/1/17	242,769
	Capital One Financial Corp.,
115	6.15%, 9/1/16	93,454
	Capital Safety Group Ltd., Bank Loans(c),
82	4.713%, 7/20/15	78,167
218	5.213%, 7/20/16	208,333
	Centennial Communications Corp.,
350	10.125%, 6/15/13	364,000
	CenterPoint Energy Resources Corp.,
200	6.625%, 11/1/37	180,301
	Chubb Corp.,
125	5.75%, 5/15/18	120,232
100	6.50%, 5/15/38	94,835
	Citizens Communications Co.,
300	9.00%, 8/15/31	265,500
	CMS Energy Corp.,
400	8.50%, 4/15/11	422,215
	Coca-Cola Co. (The),
250	5.35%, 11/15/17	251,249
	Community Health Systems, Bank Loans(c),
14	1.00%, 7/25/14	13,171
272	4.85%, 7/25/14	257,529
	Continental Airlines, Inc.,
720	7.487%, 10/2/10(c)	696,600
	Coventry Health Care, Inc.,
360	6.125%, 1/15/15	332,739
	Covidien International Finance SA,
100	6.55%, 10/15/37	97,128
	CRH America, Inc.,
500	5.625%, 9/30/11	489,518
110	8.125%, 7/15/18	111,079
	CVS Caremark Corp.,
215	5.75%, 6/1/17	210,189
	CVS Corp.,
300	4.00%, 9/15/09	298,030

	Davita, Inc., Bank Loan,
300	4.097%, 10/5/12(c)	288,268
	Delta Air Lines, Inc.,
292	6.821%, 8/10/22	246,615
	Domtar Corp., Bank Loan,
400	3.838%, 3/5/14(c)	384,743
	Duke Energy Carolinas LLC,
200	6.10%, 6/1/37	186,042
	Duke Energy Field Services LLC,
440	7.875%, 8/16/10	461,184
	Duke Realty LP,
600	5.625%, 8/15/11	581,945
	Embarq Corp.,
500	7.082%, 6/1/16	467,260
	EnCana Corp.,
260	5.90%, 12/1/17	256,662
	Energy Transfer Partners LP,
125	7.50%, 7/1/38	126,635
	Enterprise Group Holdings LP, Bank Loan,
300	4.904%, 11/8/14(c)	293,250
	Erac USA Finance Co., 144A,
75	6.20%, 11/1/16	64,126
	Federated Retail Holdings, Inc.,
210	5.35%, 3/15/12	195,001
	FedEx Corp.,
450	3.50%, 4/1/09	448,857
	Felcore Lodging LP,
250	4.803%, 12/1/11(d)	215,625
	Fideicomiso Petacalco, 144A,
209	10.16%, 12/23/09(b)	215,276
	First Data Corp., 144A,
325	9.875%, 9/24/15	287,625
	First Data Corp., Bank Loan,
298	5.243%, 9/24/14(c)	273,682
	Flextronics International Ltd., Bank Loans(c),
231	5.04%, 10/1/14	208,737
66	5.041%, 10/1/14	59,982
	Freescale Semiconductor, Inc., PIK,
400	9.125%, 12/15/14	324,000
	Georgia Pacific, Bank Loan,
199	4.449%, 12/20/12(c)	187,672
	Graphic Packaging International, Inc.,
360	8.50%, 8/15/11	343,800
	Hawker Beechcraft, Inc., Bank Loans(c),
256	4.8006%, 3/26/14	238,102
15	4.801%, 3/26/14	13,911
	HCA, Inc., Bank Loan,
297	5.0506%, 11/17/13(c)	279,042
	HCA, Inc., PIK,
200	9.625%, 11/15/16	206,000
	Hewlett-Packard Co.,
90	5.50%, 3/1/18	88,422
	HJ Heinz Co., 144A,
150	6.428%, 12/1/08	151,071
	Honeywell International, Inc.,
365	5.70%, 3/15/37	337,009
	Huish Detergents, Inc., Bank Loan,
297	4.81%, 4/26/14(c)	271,013
	Huntsman LLC,
300	11.625%, 10/15/10	312,000
	ICI Wilmington, Inc., Gtd. Notes,
300	4.375%, 12/1/08	300,198

	International Lease Finance Corp., M.T.N.,
275	6.625%, 11/15/13	246,221
	Inverness Medical Innovations, Bank Loan,
347	4.808%, 6/26/14(c)	323,978
	Jabil Circuit, Inc., Sr. Notes,
350	5.875%, 7/15/10	341,250
	Kinder Morgan Energy Partners LP,
100	5.85%, 9/15/12	101,119
	Koninklijke Philips Electronics NV,
100	6.875%, 3/11/38	102,808
	Koppers, Inc.,
300	9.875%, 10/15/13	314,625
	Kraft Foods, Inc.,
125	6.875%, 2/1/38	120,648
250	6.875%, 1/26/39	241,108
	Las Vegas Sands LLC, Bank Loans(c),
	Class B,
317	4.55%, 5/23/14	273,064
	Class DD,
80	4.55%, 5/23/14	68,956
	Lehman Brothers Holdings, Inc., M.T.N.,
100	6.875%, 5/2/18	93,878
	Liberty Mutual Group, 144A,
70	7.50%, 8/15/36	58,645
	Lincoln National Corp.,
80	6.15%, 4/7/36	68,784
	McDonald’s Corp.,
250	5.35%, 3/1/18, M.T.N.	244,863
65	6.30%, 10/15/37	64,138
	Merrill Lynch & Co., Inc.,
65	6.05%, 8/15/12	61,942
600	5.45%, 2/5/13(b)	556,585
	Metavante Corp., Bank Loan,
299	4.623%, 11/1/14(c)	279,799
	MGM Mirage, Inc.,
200	6.625%, 7/15/15	157,500
250	6.875%, 4/1/16	196,875
	Morgan Stanley, M.T.N.,
200	5.75%, 8/31/12	196,145
300	6.625%, 4/1/18	277,692
	MUFG Capital Finance 1 Ltd.,
120	6.346%, 7/25/49(d)	102,872
	Mylan, Inc., Bank Loan,
199	5.75%, 10/2/14(c)	196,761
	Nalco Co.,
250	7.75%, 11/15/11	252,500
	National Beef Packing Co. LLC/ NB Finance Corp.,
250	10.50%, 8/1/11	250,000
	Neiman-Marcus Group, Inc., PIK,
150	9.00%, 10/15/15	147,000
	New Cingular Wireless Services, Inc.,
	Notes,
140	8.125%, 5/1/12	153,620
	Sr. Notes,
270	8.75%, 3/1/31	314,441
	Newfield Exploration Co.,
110	6.625%, 4/15/16	102,575
	Norampac, Inc.,
40	6.75%, 6/1/13	33,600
	Northern Rock PLC, 144A,
400	6.594%, 6/29/49(d)	222,000
	Northwest Pipeline GP, 144A,
75	6.05%, 6/15/18	73,463

	NRG Energy, Inc., Bank Loans(c),
146	2.701%, 2/1/13	139,169
299	4.301%, 2/1/13	284,112
	Nucor Corp.,
100	6.40%, 12/1/37	97,283
	Oracle Corp.,
200	6.50%, 4/15/38	199,711
	Orion Power Holdings, Inc.,
315	12.00%, 5/1/10	339,413
	Peco Energy Co.,
100	5.35%, 3/1/18	97,866
	Philip Morris International, Inc.,
300	4.875%, 5/16/13	293,788
	Pioneer Natural Resources Co.,
200	6.875%, 5/1/18	185,184
	PTS Acquisitions Corp., Bank Loan,
396	5.051%, 4/10/14(c)	345,015
	Public Service Co. of New Mexico,
50	7.95%, 5/15/18	50,732
	Qwest Capital Funding, Inc.,
300	7.00%, 8/3/09	297,000
	Qwest Corp.,
250	7.875%, 9/1/11	246,250
200	8.875%, 3/15/12	199,500
	Rainbow National Services LLC, 144A,
190	10.375%, 9/1/14	201,163
	Realogy Corp., PIK,
220	11.00%, 4/15/14	119,350
	Resona Bank Ltd., 144A,
500	5.85%, 9/29/49(d)	409,508
	Reynolds American, Inc.,
300	6.75%, 6/15/17	294,494
	Rockwell Automation, Inc.,
125	6.25%, 12/1/37	122,356
	Rogers Communications, Inc.,
200	6.80%, 8/15/18	200,268
	Royalty Pharma Finance Trust, Bank Loan,
672	5.051%, 4/16/13(c)	668,562
	RSHB Capital SA for OJSC Russian Agricultural Bank, 144A,
300	6.299%, 5/15/17	269,760
	Schering-Plough Corp.,
175	6.55%, 9/15/37	166,164
	Senior Housing Properties Trust,
250	7.875%, 4/15/15	248,750
	Sensata Technologies, Bank Loan,
445	4.5431%, 4/27/13(c)	386,803
	Shaw Communications, Inc.,
300	8.25%, 4/11/10	308,250
	SLM Corp., M.T.N.,
510	8.45%, 6/15/18	481,340
	Spectra Energy Capital LLC,
100	6.20%, 4/15/18	97,418
	Starwood Hotels & Resorts Worldwide, Inc.,
250	6.25%, 2/15/13	237,969
	Sumitomo Mitsui Banking Corp., 144A,
800	5.625%, 7/29/49(b)(d)	718,529
	Sun Healthcare Group, Bank Loans(c),
48	4.701%, 4/12/14	45,017
213	4.726%, 4/12/14	198,338
30	4.912%, 4/12/14	27,815
	Sungard Data System, Inc., Bank Loan,
178	4.508%, 2/28/14(c)	167,655

	Target Corp.,
250	7.00%, 1/15/38	256,635
	Telecom Italia Capital SA,
225	7.721%, 6/4/38	221,484
	Tesco PLC, 144A,
275	6.15%, 11/15/37	248,984
	Textron, Inc.,
100	5.60%, 12/1/17	99,180
	Thomson Corp., (The),
300	5.70%, 10/1/14	294,778
	Time Warner Cable, Inc.,
700	5.40%, 7/2/12	695,760
	TNK-BP Finance SA, 144A,
300	7.50%, 7/18/16(b)	272,250
	Transocean, Inc.,
150	6.80%, 3/15/38	154,343
	Tyson Foods, Inc.,
90	6.85%, 4/1/16	83,270
	United Airlines, Inc.,
143	6.636%, 7/2/22	109,893
	United States Steel Corp.,
200	5.65%, 6/1/13	193,679
	UnitedHealth Group, Inc.,
220	6.875%, 2/15/38(b)	199,896
	Verizon Communications, Inc.,
85	6.40%, 2/15/38	79,306
	Viacom, Inc.,
165	6.875%, 4/30/36	148,502
	Wal-Mart Stores, Inc.,
135	6.20%, 4/15/38	131,941
	Williams Cos., Inc.,
300	7.875%, 9/1/21	318,750
	Wyeth,
150	5.95%, 4/1/37	141,923
	XTO Energy, Inc.,
100	6.375%, 6/15/38	92,674

		35,557,582

Emerging Market Bonds 0.5%
	Empresa Nacional de Electricidad SA (Chile),
260	8.35%, 8/1/13	287,856
	United Overseas Bank Ltd. (Singapore), Bonds, 144A,
400	5.375%, 9/3/19(d)	379,156

		667,012

Mortgage Backed Securities 12.0%
	Federal Home Loan Mortgage Corp.,
5,930	5.50%, 5/1/37	5,807,018
	Federal National Mortgage Association,
2,720	5.50%, 4/1/36	2,666,418
6,285	6.50%, 3/1/37 - 9/1/37	6,460,581
	Federal National Mortgage Association TBA,
500	6.00%, 8/13/08	502,188
500	5.00%, 9/11/08	473,750

		15,909,955

Municipal Bonds 1.2%
	Gainesville Fla., Utils. Sys. Rev., Ser. A, F.S.A.,
1,500	5.00%, 10/1/35	1,645,439

Sovereign Bonds 0.7%
		Republic of Argentina,
	800	1.33%, 12/31/38	267,200
		Republic of Panama,
	300	7.25%, 3/15/15	323,250
		Republic of Venezuela,
	300	9.25%, 9/15/27	273,450

			863,900

Structured Notes 0.5%
		Dow Jones CDX HY,
		Series 5-T3, 144A,
	250	8.25%, 12/29/10	259,063
		Series 10-T, 144A,
	500	8.875%, 6/29/13	462,500

			721,563

United States Government Obligations 2.3%
		United States Treasury Bonds,
	275	5.00%, 5/15/37	292,166
	255	4.375%, 2/15/38	245,736
		United States Treasury Inflation Indexed Bonds,
	1,188	0.63%, 4/15/13	1,161,057
		United States Treasury Note,
	1,400	3.375%, 7/31/13	1,406,564

			3,105,523

		Total United States investments	66,750,994

		Total long-term investments (cost $123,264,027)	126,595,179

SHORT-TERM INVESTMENTS 5.0%
	Shares
Affiliated Money Market Mutual Fund 3.3%
	4,371,337	Dryden Core Investment Fund - Taxable Money Market Series(a) (cost $4,371,337)	4,371,337

Notional Amount
OUTSTANDING OPTIONS PURCHASED 1.7%
Call Options 0.4%
EUR	273	Euro/Iceland Krona, expiring 10/30/08 @ 94.70	19
	2,579	Euro/Japanese Yen, expiring 7/21/09 @ 162.50	134,293
ISK	16,483	Iceland Krona/Japanese Yen, expiring 7/3/09 @ 1.23	16,914
NZD	1,747	New Zealand Dollar/Japanese Yen, expiring 7/15/09 @ 75.50	59,816
USD	253	United States Dollar/Iceland Krona, expiring 8/05/08 @ 67.75	3
	1,309	United States Dollar/ Chilean Peso, expiring 10/28/08 @ 497.90	21,688
	4,044	United States Dollar/Swiss Franc, expiring 5/1/09 @ 1.04	156,393
	2,500	United States Dollar/Japanese Yen, expiring 5/8/09 @ 102	150,000

		Total call options	539,126

Put Options 1.3%
EUR	450	Euro/Polish Zloty, expiring 10/16/08 @ 3.73	111,931
	487	Euro/Iceland Krona, expiring 3/17/09 @ 124.50	32,965
	837	Euro/Norwegian Krone, expiring 6/16/09 @ 8.12	28,508
	829	Euro/Romanian New Lei, expiring 7/7/09 @ 3.81	77,307
USD	1,315	United States Dollar/Indonesian Rupiah, expiring 01/16/09 @ 9,705	75,921
	1,306	United States Dollar/Indian Rupee, expiring 2/10/09 @ 39.86	1,802
	5,203	United States Dollar/New Turkish Lira, expiring 2/12/09 @1.39	670,458
	1,947	United States Dollar/New Taiwan Dollar, expiring 2/13/09 @ 30.65	45,497
	1,393	United States Dollar/Mexican Nuevo Peso, expiring 3/27/09 @ 11.18	111,868
	3,370	United States Dollar/Singapore Dollar, expiring 5/1/09 @ 1.339	59,415
	1,957	United States Dollar/Mexican Nuevo Peso, expiring 6/16/09 @ 10.78	78,625
	1,000	United States Dollar/Russian Rouble, expiring 6/25/09 @ 24.08	35,520
	1,000	United States Dollar/Indian Rupee, expiring 6/25/09 @ 44.65	44,620
	1,000	United States Dollar/Argentine Peso, expiring 6/25/09 @ 3.41	59,367
	1,970	United States Dollar/Brazilian Real, expiring 6/29/09 @ 1.75	137,672
	1,000	United States Dollar/Colombian Peso, expiring 7/1/09 @ 2,047	97,700

		Total put options	1,669,176

		Total options purchased (cost $1,737,068)	2,208,302

		Total short-term investments (cost $6,108,405)	6,579,639

		Total Investments, Before Options Written 100.5% (cost $129,372,432)(f)	133,174,818

Notional Amount
OUTSTANDING OPTIONS WRITTEN (0.1%)
Put Options
USD	1,393	United States Dollar/Mexican Nuevo Peso, expiring 3/27/09 @ 11.18	(111,868)
	500	United States Dollar/Colombian Peso, expiring 7/01/09 @ 2,047	(55,203)

		Total options written (premiums received $129,658)	(167,071)

		Total Investments, Net of Outstanding Options Written 100.4% (cost $129,242,774)	133,007,747
		Liabilities in excess of other assets(g) (0.4%)	(464,702)

		Net Assets 100.0%	$132,543,045

Portfolio securities are classified according to the security’s currency denomination. The following abbreviations are used in the portfolio descriptions:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

ISK—Icelandic Krona

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish New Zloty

RON—Romanian New Lei

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thailand Baht

TRY—New Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

VND—Vietnamese Dong

ZAR—South African Rand

F.S.A.—Financial Security Assurance

M.T.N.—Medium Term Note

TBA— To Be Announced

PIK—Payment-In-Kind

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(b)	All or partial principal amount segregated as initial margin on financial futures contracts.
(c)	Indicates a security that has been deemed illiquid.
(d)	Variable rate instrument.
(e)	Represents a zero-coupon bond. Rate shown reflects effective yield at the time of purchase.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2008 were as follows:

Tax basis	Appreciation	Depreciation	Net Unrealized Appreciation
$130,107,761	$6,160,526	$(3,093,469)	$3,067,057

The differences between book and tax basis are primarily attributable to the deferred losses on wash sales and difference in the treatment of accreting market discount and amortization of premiums.

(g)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, currency swaps, credit default swaps and interest rate swap agreements of:

Open futures contracts outstanding as of July 31, 2008:

Number of Contracts	Types	Expiration Date	Value at July 31, 2008	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
6	2-Yr. U.S. T-Notes	Sept. 08	$1,272,000	$1,267,226	$4,774
8	JPN 10 Yr. Bond	Sept. 08	10,115,215	9,958,670	156,545
16	Long Gilt	Sept. 08	3,404,876	3,366,631	38,245
19	CAN 10 Yr. Bond	Sept. 08	2,202,920	2,192,829	10,091
37	Euro-Bond	Sept. 08	6,493,425	6,451,624	41,801
93	Euro-Schatz	Sept. 08	14,929,409	14,902,666	26,743
96	Euro-BOBL	Sept. 08	16,072,127	16,029,224	42,903

	Short Positions:
8	Australian 10 Yr. Bond	Sept. 08	706,540	702,566	(3,974)
30	CBT Long Bond	Sept. 08	3,465,000	3,452,761	(12,239)
126	5-Yr. U.S. T-Notes	Sept. 08	14,028,328	13,973,484	(54,844)
139	10-Yr. U.S. T-Notes	Sept. 08	15,961,109	15,828,241	(132,868)

					$117,177

Forward foreign currency exchange contracts outstanding as of July 31, 2008:

Purchase Contracts	Notional Amount		Value at Settlement Date Payable	Value at July 31, 2008	Unrealized Appreciation	Unrealized (Depreciation)
Australian Dollar,
Expiring 08/21/08	AUD	424,629	$412,876	$398,679	$—	$(14,197)
Expiring 08/21/08	AUD	347,956	337,900	326,692	—	(11,208)

Brazilian Real,
Expiring 08/01/08	BRL	631,323	391,300	403,067	11,767	—
Expiring 08/01/08	BRL	538,357	334,300	343,712	9,412	—
Expiring 08/01/08	BRL	484,249	307,460	309,167	1,707	—
Expiring 12/08/08	BRL	874,870	466,100	540,020	73,920	—
Expiring 12/08/08	BRL	358,984	195,100	221,586	26,486	—
Expiring 12/08/08	BRL	250,000	141,163	154,315	13,152	—
Expiring 12/08/08	BRL	633,538	374,100	391,056	16,956	—

British Pound,
Expiring 08/18/08	GBP	99,000	197,833	195,961	—	(1,872)
Expiring 08/26/08	GBP	331,000	659,826	654,780	—	(5,046)
Expiring 08/26/08	GBP	900,741	1,794,589	1,781,833	—	(12,756)
Expiring 08/26/08	GBP	166,187	329,400	328,748	—	(652)
Expiring 08/26/08	GBP	21,156	41,872	41,851	—	(21)
Expiring 08/26/08	GBP	66,687	131,919	131,919	—	—

Canadian Dollar,
Expiring 08/18/08	CAD	2,972,157	2,954,020	2,901,942	—	(52,078)
Expiring 08/18/08	CAD	334,174	330,666	326,279	—	(4,387)

Chilean Peso,
Expiring 10/09/08	CLP	33,004,240	65,200	65,083	—	(117)
Expiring 10/23/08	CLP	228,693,500	452,500	450,582	—	(1,918)
Expiring 10/23/08	CLP	69,222,997	146,040	136,386	—	(9,654)
Expiring 10/23/08	CLP	183,421,700	406,700	361,385	—	(45,315)
Expiring 10/23/08	CLP	92,994,550	209,000	183,222	—	(25,778)
Expiring 10/23/08	CLP	74,590,890	163,900	146,962	—	(16,938)
Expiring 10/23/08	CLP	106,652,700	226,800	210,132	—	(16,668)
Expiring 10/23/08	CLP	109,174,120	224,800	215,099	—	(9,701)
Expiring 10/23/08	CLP	70,345,925	131,500	138,599	7,099	—
Expiring 10/23/08	CLP	171,115,610	327,400	337,139	9,739	—

Chinese Yuan,
Expiring 05/21/09	CNY	1,760,270	268,600	263,659	—	(4,941)
Expiring 05/21/09	CNY	3,752,153	576,766	562,011	—	(14,755)
Expiring 07/20/09	CNY	3,938,060	611,500	589,857	—	(21,643)
Expiring 08/21/08	CNY	4,150,251	611,500	608,457	—	(3,043)

Czech Koruna,
Expiring 08/25/08	CZK	16,065,271	1,106,652	1,045,233	—	(61,419)

Euro,
Expiring 08/18/08	EUR	64,300	101,520	100,201	—	(1,319)
Expiring 08/18/08	EUR	42,500	66,957	66,230	—	(727)
Expiring 08/18/08	EUR	42,500	66,633	66,230	—	(403)
Expiring 08/25/08	EUR	176,000	277,178	274,165	—	(3,013)
Expiring 08/25/08	EUR	167,500	263,791	260,925	—	(2,866)
Expiring 08/25/08	EUR	213,800	334,835	333,049	—	(1,786)
Expiring 08/25/08	EUR	167,500	262,324	260,925	—	(1,399)
Expiring 08/26/08	EUR	26,928,351	42,182,131	41,945,617	—	(236,514)
Expiring 08/26/08	EUR	1,842,991	2,899,394	2,870,781	—	(28,613)

Icelandic Krona,
Expiring 05/29/09	ISK	15,913,575	198,300	193,714	—	(4,586)
Expiring 05/29/09	ISK	3,313,035	39,799	40,329	530	—
Expiring 08/18/08	ISK	7,636,788	94,880	95,792	912	—

Indian Rupee,
Expiring 10/22/08	INR	8,823,717	204,300	204,432	132	—

Indonesian Rupiah,
Expiring 08/29/08	IDR	3,799,040,800	402,100	415,520	13,420	—
Expiring 09/22/08	IDR	3,054,739,500	318,700	332,646	13,946	—
Expiring 09/22/08	IDR	1,808,080,000	194,000	196,891	2,891	—

Japanese Yen,
Expiring 08/04/08	JPY	21,123,921	195,737	195,846	109	—
Expiring 08/04/08	JPY	20,067,754	186,054	186,054	—	—
Expiring 08/21/08	JPY	45,661,977	436,746	423,765	—	(12,981)
Expiring 08/26/08	JPY	197,998,993	1,855,728	1,838,059	—	(17,669)
Expiring 08/26/08	JPY	2,027,395,051	18,840,770	18,820,663	—	(20,107)

Malaysian Ringgit,
Expiring 08/01/08	MYR	1,693,316	500,315	520,060	19,745	—
Expiring 08/04/08	MYR	644,228	190,600	197,859	7,259	—
Expiring 08/04/08	MYR	644,773	193,800	198,021	4,221	—
Expiring 08/04/08	MYR	1,289,001	394,890	395,875	985	—
Expiring 08/20/08	MYR	870,482	268,800	267,314	—	(1,486)
Expiring 11/28/08	MYR	1,332,177	401,500	409,131	7,631	—
Expiring 11/28/08	MYR	840,132	259,300	258,016	—	(1,284)

Mexican Peso,
Expiring 08/18/08	MXN	5,130,513	495,740	509,663	13,923	—

Norwegian Krone,
Expiring 08/25/08	NOK	1,089,491	213,861	212,123	—	(1,738)
Expiring 08/25/08	NOK	1,705,625	330,174	332,084	1,910	—
Expiring 08/25/08	NOK	1,358,118	264,425	264,425	—	—

New Taiwan Dollar,
Expiring 10/20/08	TWD	9,745,349	307,400	318,637	11,237	—
Expiring 10/20/08	TWD	12,337,024	393,400	403,375	9,975	—
Expiring 10/20/08	TWD	29,860,506	994,356	976,329	—	(18,027)

New Zealand Dollar,
Expiring 08/21/08	NZD	586,803	447,930	429,163	—	(18,767)

New Turkish Lira,
Expiring 08/28/08	TRY	685,370	561,089	582,863	21,774	—
Expiring 08/28/08	TRY	140,000	114,820	119,061	4,241	—
Expiring 08/28/08	TRY	331,094	271,600	281,574	9,974	—
Expiring 08/28/08	TRY	233,285	197,800	198,394	594	—

Peruvian Nuevo Sol,
Expiring 08/29/08	PEN	1,197,387	378,800	425,892	47,092	—
Expiring 08/29/08	PEN	587,763	198,100	209,058	10,958	—
Expiring 08/29/08	PEN	605,800	216,938	215,473	—	(1,465)
Expiring 11/06/08	PEN	1,850,598	672,700	657,581	—	(15,119)
Expiring 11/06/08	PEN	545,127	198,300	193,702	—	(4,598)
Expiring 07/02/09	PEN	781,836	263,200	277,660	14,460	—

Philippine Peso,
Expiring 08/19/08	PHP	9,156,734	203,800	207,137	3,337	—
Expiring 10/20/08	PHP	15,038,071	334,700	338,763	4,063	—
Expiring 11/21/08	PHP	17,725,946	408,950	398,065	—	(10,885)
Expiring 11/21/08	PHP	7,904,820	191,400	177,515	—	(13,885)
Expiring 11/21/08	PHP	14,682,344	324,400	329,716	5,316	—
Expiring 11/21/08	PHP	9,349,675	206,577	209,962	3,385	—

Romanian New Lei,
Expiring 08/25/08	RON	298,223	131,728	131,282	—	(446)

Russian Rouble,
Expiring 08/08/08	RUB	6,790,303	268,100	289,743	21,643	—
Expiring 05/05/09	RUB	8,218,252	336,400	348,522	12,122	—
Expiring 05/07/09	RUB	8,043,192	335,420	341,098	5,678	—

Singapore Dollar,
Expiring 08/21/08	SGD	776,063	575,800	568,186	—	(7,614)

South African Rand,
Expiring 08/28/08	ZAR	3,064,791	399,736	414,605	14,869	—
Expiring 08/28/08	ZAR	2,032,627	271,600	274,974	3,374	—

South Korean Won,
Expiring 08/04/08	KRW	173,474,590	190,600	171,409	—	(19,191)
Expiring 08/04/08	KRW	187,202,047	197,329	184,943	—	(12,386)
Expiring 08/04/08	KRW	187,202,047	185,074	184,943	—	(131)
Expiring 08/11/08	KRW	678,889,672	649,946	670,503	20,557	—
Expiring 08/11/08	KRW	595,894,200	591,135	588,532	—	(2,603)
Expiring 09/17/08	KRW	166,562,550	163,297	164,245	948	—
Expiring 09/17/08	KRW	166,562,550	164,425	164,245	—	(180)
Expiring 11/06/08	KRW	173,414,200	168,200	170,713	2,513	—
Expiring 11/06/08	KRW	253,483,200	242,800	249,535	6,735	—

Swedish Krona,
Expiring 08/25/08	SEK	2,933,524	491,059	483,837	—	(7,222)

Swiss Franc,
Expiring 08/25/08	CHF	3,185,175	3,120,527	3,041,756	—	(78,771)

Thailand Baht,
Expiring 10/22/08	THB	15,891,744	476,800	473,609	—	(3,191)
Expiring 06/18/09	THB	8,844,240	259,590	263,026	3,436	—

Vietnamese Dong,
Expiring 03/10/09	VND	5,118,133,000	334,300	305,287	—	(29,013)

			$104,304,690	$103,886,731	$496,133	$(914,092)

Sales Contracts	Notional Amount		Value at Settlement Date Receivable	Value at July 31, 2008	Unrealized Appreciation	Unrealized (Depreciation)
Australian Dollar,
Expiring 08/21/08	AUD	345,586	$334,700	$324,467	$10,233	$—
Expiring 08/21/08	AUD	512,192	482,200	480,891	1,309	—

Brazilian Real,					—
Expiring 08/01/08	BRL	544,575	334,300	347,682	—	(13,382)
Expiring 08/01/08	BRL	1,109,354	683,100	708,264	—	(25,164)
Expiring 09/15/08	BRL	484,249	304,043	305,375	—	(1,332)
Expiring 12/08/08	BRL	583,784	325,500	360,345	—	(34,845)
Expiring 12/08/08	BRL	459,953	265,255	283,910	—	(18,655)
Expiring 12/08/08	BRL	453,492	265,200	279,921	—	(14,721)
Expiring 07/01/09	BRL	1,753,300	1,000,000	1,068,174	—	(68,174)

Chilean Peso,
Expiring 09/22/08	CLP	334,535,760	726,699	660,384	66,315	—
Expiring 09/22/08	CLP	127,327,480	272,300	251,348	20,952	—
Expiring 09/22/08	CLP	229,241,600	476,000	452,530	23,470	—
Expiring 09/22/08	CLP	39,099,065	79,900	77,183	2,717	—
Expiring 10/23/08	CLP	162,908,966	327,225	320,970	6,255	—
Expiring 10/23/08	CLP	65,784,534	131,569	129,611	1,958	—
Expiring 10/23/08	CLP	155,852,100	325,200	307,067	18,133	—
Expiring 10/23/08	CLP	106,854,300	242,300	210,529	31,771	—

Chinese Yuan,
Expiring 01/23/09	CNY	7,197,939	1,084,190	1,077,460	6,730	—

Czech Koruna,
Expiring 08/25/08	CZK	4,091,824	277,178	266,221	10,957	—
Expiring 08/25/08	CZK	3,926,033	263,791	255,434	8,357	—
Expiring 08/25/08	CZK	3,993,033	262,324	259,793	2,531	—

Danish Krone,
Expiring 08/25/08	DKK	754,651	160,101	157,544	2,557	—

Euro,
Expiring 08/18/08	EUR	211,000	330,666	328,810	1,856	—
Expiring 08/18/08	EUR	60,700	94,880	94,591	289	—
Expiring 08/25/08	EUR	83,900	131,728	130,696	1,032	—
Expiring 08/25/08	EUR	211,800	330,174	329,933	241	—
Expiring 08/25/08	EUR	169,200	264,424	263,573	851	—
Expiring 08/26/08	EUR	1,173,536	1,855,728	1,827,988	27,740	—
Expiring 08/26/08	EUR	258,118	404,200	402,064	2,136	—
Expiring 08/26/08	EUR	875,984	1,364,800	1,364,498	302	—
Expiring 08/26/08	EUR	259,680	404,200	404,497	—	(297)
Expiring 08/26/08	EUR	84,600	131,919	131,779	140	—
Expiring 08/26/08	EUR	339,055	528,400	528,137	263	—
Expiring 05/07/09	EUR	216,500	335,420	334,492	928	—
Expiring 05/29/09	EUR	25,300	39,800	39,089	711	—

Hungarian Forint,
Expiring 08/25/08	HUF	533,830,845	3,684,896	3,544,547	140,349	—

Icelandic Krona,
Expiring 08/18/08	ISK	25,353,436	326,215	318,022	8,193	—
Expiring 08/18/08	ISK	15,539,040	197,833	194,915	2,918	—
Expiring 08/18/08	ISK	5,406,000	66,957	67,810	—	(853)
Expiring 08/18/08	ISK	5,445,950	66,633	68,312	—	(1,679)

Japanese Yen,
Expiring 08/04/08	JPY	21,123,921	197,329	195,846	1,483	—
Expiring 08/11/08	JPY	70,144,100	649,946	650,591	—	(645)
Expiring 08/26/08	JPY	72,602,305	672,200	673,980	—	(1,780)
Expiring 08/26/08	JPY	21,123,921	195,972	196,097	—	(125)

Indonesian Rupiah,
Expiring 08/19/08	IDR	1,218,294,300	132,900	133,493	—	(593)
Expiring 09/22/08	IDR	3,054,739,500	317,145	332,646	—	(15,501)
Expiring 09/22/08	IDR	4,309,414,500	455,300	469,274	—	(13,974)
Expiring 09/22/08	IDR	1,267,120,500	134,300	137,983	—	(3,683)
Expiring 09/22/08	IDR	3,162,068,000	333,200	344,333	—	(11,133)

Malaysian Ringgit,
Expiring 08/01/08	MYR	478,552	145,767	146,975	—	(1,208)
Expiring 08/01/08	MYR	1,214,764	371,272	373,085	—	(1,813)
Expiring 08/04/08	MYR	1,289,001	393,973	395,875	—	(1,902)
Expiring 08/04/08	MYR	1,289,001	394,890	395,875	—	(985)
Expiring 11/28/08	MYR	526,265	161,100	161,624	—	(524)

Mexican Peso,
Expiring 08/18/08	MXN	2,752,117	267,800	273,394	—	(5,594)

New Taiwan Dollar,
Expiring 10/20/08	TWD	3,944,472	132,900	128,970	3,930	—
Expiring 10/20/08	TWD	13,859,528	476,600	453,155	23,445	—
Expiring 01/23/09	TWD	69,275,456	2,317,137	2,279,593	37,544	—
Expiring 01/23/09	TWD	6,746,225	224,500	221,993	2,507	—
Expiring 01/23/09	TWD	8,063,384	264,200	265,335	—	(1,135)

New Zealand Dollar,
Expiring 08/21/08	NZD	567,300	436,746	414,900	21,846	—
Expiring 08/21/08	NZD	539,257	404,200	394,390	9,810	—
Expiring 08/21/08	NZD	381,684	280,900	279,147	1,753	—

New Turkish Lira,
Expiring 08/28/08	TRY	6,695,036	5,489,985	5,693,695	—	(203,710)
Expiring 08/28/08	TRY	327,354	271,600	278,394	—	(6,794)
Expiring 08/28/08	TRY	554,561	461,500	471,619	—	(10,119)

Norwegian Krone,
Expiring 08/25/08	NOK	1,730,925	334,836	337,010	—	(2,174)

Peruvian Nuevo Sol,
Expiring 08/29/08	PEN	521,485	188,500	185,484	3,016	—
Expiring 08/29/08	PEN	1,869,465	660,938	664,939	—	(4,001)
Expiring 11/06/08	PEN	918,196	337,200	326,267	10,933	—
Expiring 11/06/08	PEN	1,477,529	513,834	525,017	—	(11,183)
Expiring 07/02/09	PEN	781,836	269,134	277,660	—	(8,526)

Philippine Peso,
Expiring 11/21/08	PHP	7,698,561	181,100	172,883	8,217	—
Expiring 11/21/08	PHP	9,283,680	214,900	208,480	6,420	—
Expiring 11/21/08	PHP	17,998,200	405,000	404,179	821	—
Expiring 11/21/08	PHP	14,682,344	312,390	329,716	—	(17,326)
Expiring 07/08/09	PHP	9,599,085	195,700	214,103	—	(18,403)

Polish Zloty,
Expiring 08/25/08	PLN	5,088,607	2,496,618	2,459,128	37,490	—

Russian Rouble,
Expiring 08/08/08	RUB	6,790,303	277,212	289,662	—	(12,450)
Expiring 08/18/08	RUB	2,369,481	101,900	101,042	858	—
Expiring 08/18/08	RUB	2,365,693	101,519	100,881	638	—

Singapore Dollar,
Expiring 08/21/08	SGD	644,338	471,300	471,745	—	(445)

South African Rand,
Expiring 08/28/08	ZAR	1,517,842	197,700	205,334	—	(7,634)
Expiring 08/28/08	ZAR	1,530,791	197,700	207,085	—	(9,385)

South Korean Won,
Expiring 08/04/08	KRW	360,676,637	376,175	356,324	19,851	—
Expiring 08/04/08	KRW	187,202,047	186,054	184,943	1,111	—
Expiring 09/17/08	KRW	333,125,100	338,800	328,490	10,310	—
Expiring 11/06/08	KRW	271,457,544	269,600	267,229	2,371	—
Expiring 11/06/08	KRW	272,759,760	269,100	268,511	589	—
Expiring 11/06/08	KRW	136,841,645	134,500	134,710	—	(210)
Expiring 11/06/08	KRW	341,732,651	326,626	336,409	—	(9,783)
Expiring 11/06/08	KRW	135,025,330	134,200	132,922	1,278	—
Expiring 11/06/08	KRW	276,420,600	271,800	272,115	—	(315)
Expiring 11/06/08	KRW	267,443,742	261,201	263,278	—	(2,077)

Swiss Franc,
Expiring 08/26/08	CHF	683,399	659,826	652,634	7,192	—

Thailand Baht,
Expiring 06/18/09	THB	8,844,240	258,000	263,026	—	(5,026)

Vietnamese Dong
Expiring 03/10/09	VND	5,118,133,000	319,285	305,287	13,998	—

			$46,027,958	$45,967,611	$629,605	$(569,258)

Currency swap agreements outstanding as of July 31, 2008:

Counterparty (a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Citibank, NA	9/5/2008	TRY 300	18.05%	3 Month LIBOR	$145,117
Citibank, NA	6/30/2009	708	19.30%	3 Month LIBOR	342,893

					$488,010

(a)	The Fund receives a fixed rate in New Turkish Lira and pays a floating rate in U.S. Dollar.

Credit default swap agreements outstanding as of July 31, 2008:

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
				Idearc, Inc.,
Lehman Brothers Special Financing, Inc.	6/20/2009	$300	5.00%	8.00%, 11/15/16	$(11,468)
				Texas Competitive
				Electric Holdings Co.,
Morgan Stanley Capital Services, Inc.	6/20/2009	300	1.90%	6.235%, due 10/10/14	1,581
				Tyson Foods, Inc.,
Merrill Lynch Capital Services	9/20/2016	90	1.73%	6.85%, 04/01/16	5,513

					$(4,374)

(a)	The Fund receives a fixed rate and pays a floating rate.

Interest rate swap agreements outstanding as of July 31, 2008:

Counterparty (a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Goldman Sachs International	7/11/2013	$1,310	4.128%	3 Month LIBOR	$(1,179)
Morgan Stanley Capital Services, Inc.	7/15/2013	600	3.991%	3 Month LIBOR	(4,382)
Morgan Stanley Capital Services, Inc.	8/1/2013	1,840	4.321%	3 Month LIBOR	12,155

					$6,594

(a)	The Fund receives a fixed rate and pays a floating rate.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2008 was as follows:

Foreign Government Obligations	41.6%
Mortgage Backed Securities	12.0
Collateralized Mortgage-Backed Securities	5.5
Banking	3.4
Healthcare & Pharmaceutical	3.4
Affiliated Money Market Mutual Fund	3.3
Non-Corporate	2.2
Technology	2.2
Telecommunications	2.1
Options	1.7
Electric	1.6
Capital Goods	1.5
Non-Captive Finance	1.5
United States Government Obligations	1.5
Insurance	1.4
Pipelines & Others	1.4
Foods	1.3
Brokerage	1.2
Municipal Bonds	1.2
Chemicals	0.9
Retailers	0.9
Airlines	0.8
Asset Backed Securities	0.8
Cable	0.8
Metals	0.7
Paper	0.7
Energy—Other	0.5
Gaming	0.5
Media & Entertainment	0.5
Structured Notes	0.5
Building Materials & Construction	0.4
Consumer	0.4
Healthcare Insurance	0.4
Real Estate Investment Trusts	0.4
Tobacco	0.4
Lodging	0.3
Aerospace/Defense	0.2
Energy—Integrated	0.2
Railroads	0.2

100.5
Options Written	(0.1)
Other liabilities in excess of other assets	(0.4)

Net Assets	100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Illiquid securities are valued in accordance with the fair valuation procedure approved by the Board of Directors.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Subsequent Events:

As noted in the Schedule of Investments, the Fund held securities issued by Federal Housing Finance Agency, Lehman Brothers Holdings, Inc. (Lehman) and American International Group (AIG). Subsequent to the period end, the Federal Housing Finance Agency has placed Fannie Mae and Freddie Mac into conservatorship. In addition, Lehman filed for Chapter 11 bankruptcy. With respect to securities issued by AIG or for which AIG is counterparty, the Federal Reserve Board with the full support of the Treasury Department, authorized the Federal Reserve Bank of New York to lend up to $85 billion to AIG. The secured loan has terms and conditions designed to protect the interests of the U.S. government and taxpayers. The values of the positions held by the Fund have been adversely impacted since the date of the Schedule of Investments; however, the impact on the net assets of the Fund is not material.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 24, 2008

*	Print the name and title of each signing officer under his or her signature.